Insurance and reinsurance	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Insurance and reinsurance
Note 7	Insurance and reinsurance
Insurance service and insurance investment results
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended		For the nine months ended
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Insurance service result
Insurance revenue	$1,364	$1,369	$4,104	$4,108
Insurance service expense	(1,106)	(1,074)	(3,341)	(3,290)
Net income (expense) from reinsurance contracts held	(31)	(16)	(79)	(29)
	$227	$279	$684	$789
Insurance investment result
Net investment income	$1,155	$122	$1,337	$747
Insurance finance income (expense)	(1,143)	(68)	(1,182)	(574)
Reinsurance finance income (expense)	48	(6)	56	35
	$60	$48	$211	$208
Insurance service and insurance investment results	$287	$327	$895	$997